Horizon Multi-Factor Small/Mid Cap Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.4%		Shares	Value
Aerospace & Defense - 1.7%
Curtiss-Wright Corp.		19,024	$9,096,326
National Presto Industries, Inc.		5,531	579,759
			9,676,085

Air Freight & Logistics - 0.1%
Hub Group, Inc. - Class A		15,345	574,210

Automobile Components - 1.8%
Adient PLC (a)		26,135	648,148
Autoliv, Inc.		15,598	1,935,244
BorgWarner, Inc.		92,001	3,933,963
Dana, Inc.		31,098	626,936
Goodyear Tire & Rubber Co. (a)		51,278	434,837
Standard Motor Products, Inc.		16,972	658,683
Visteon Corp.		11,645	1,443,514
			9,681,325

Banks - 5.2%
Ameris Bancorp		22,868	1,675,767
Axos Financial, Inc. (a)		27,353	2,494,867
Bank OZK		13,520	709,394
BankUnited, Inc.		24,933	977,124
Banner Corp.		10,824	725,533
Cathay General Bancorp		14,158	706,626
Central Pacific Financial Corp.		19,015	595,550
Customers Bancorp, Inc. (a)		8,994	644,780
First Bancorp		12,065	658,628
First Bancorp		66,112	1,469,670
First Financial Bancorp		21,780	576,734
Hancock Whitney Corp.		29,245	1,840,095
Hanmi Financial Corp.		21,481	540,462
Hilltop Holdings, Inc.		22,030	772,812
International Bancshares Corp.		23,455	1,677,971
OFG Bancorp		17,782	795,745
Pathward Financial, Inc.		6,658	529,111
Preferred Bank		6,162	581,693
Provident Financial Services, Inc.		58,301	1,156,692
S&T Bancorp, Inc.		14,004	553,298
Stellar Bancorp, Inc.		18,939	585,594
Synovus Financial Corp.		19,074	984,409
Tompkins Financial Corp.		8,426	591,000
Veritex Holdings, Inc.		20,326	698,198
Webster Financial Corp.		39,049	2,429,629
Westamerica BanCorp		10,901	545,159
Zions Bancorp NA		58,500	3,393,585
			28,910,126

Biotechnology - 3.3%
ACADIA Pharmaceuticals, Inc. (a)		69,561	1,807,890
Alkermes PLC (a)		58,373	1,691,066
BioMarin Pharmaceutical, Inc. (a)		25,682	1,496,490
Catalyst Pharmaceuticals, Inc. (a)		45,662	940,180
Exelixis, Inc. (a)		105,685	3,954,733
Halozyme Therapeutics, Inc. (a)		10,232	748,471
Neurocrine Biosciences, Inc. (a)		8,565	1,195,674
Protagonist Therapeutics, Inc. (a)		10,212	603,019
United Therapeutics Corp. (a)		20,044	6,108,609
			18,546,132

Building Products - 1.9%
Armstrong World Industries, Inc.		20,864	4,084,545
Gibraltar Industries, Inc. (a)		8,893	556,613
Griffon Corp.		7,204	548,657
Insteel Industries, Inc.		14,220	545,764
Owens Corning		21,322	3,201,925
UFP Industries, Inc.		15,814	1,596,739
			10,534,243

Capital Markets - 7.2%
Acadian Asset Management, Inc.		15,844	807,568
Affiliated Managers Group, Inc.		13,407	3,014,162
Evercore, Inc. - Class A		16,073	5,168,273
Federated Investors, Inc.		38,517	2,045,253
Interactive Brokers Group, Inc. - Class A		226,020	14,067,485
Janus Henderson Group PLC		77,182	3,420,706
Piper Sandler Cos.		7,775	2,595,217
PJT Partners, Inc. - Class A		5,644	1,010,276
SEI Investments Co.		66,803	5,897,369
Virtu Financial, Inc. - Class A		47,074	1,973,342
			39,999,651

Chemicals - 1.6%
AdvanSix, Inc.		22,131	474,931
Axalta Coating Systems Ltd. (a)		45,125	1,410,607
Balchem Corp.		7,554	1,224,428
Koppers Holdings, Inc.		16,512	478,518
NewMarket Corp.		5,198	4,298,538
Sensient Technologies Corp.		8,319	943,874
			8,830,896

Commercial Services & Supplies - 1.2%
Brady Corp. - Class A		19,496	1,522,248
CoreCivic, Inc. (a)		49,123	996,214
Healthcare Services Group, Inc. (a)		34,704	541,729
HNI Corp.		22,115	993,848
Interface, Inc.		25,409	678,929
UniFirst Corp.		9,828	1,747,615
			6,480,583

Communications Equipment - 0.2%
Harmonic, Inc. (a)		56,200	540,644
NetScout Systems, Inc. (a)		22,046	548,725
			1,089,369

Construction & Engineering - 5.8%
AECOM		32,908	4,109,880
Comfort Systems USA, Inc.		12,162	8,554,508
Dycom Industries, Inc. (a)		6,802	1,717,301
EMCOR Group, Inc.		18,460	11,445,200
Fluor Corp. (a)		67,202	2,756,626
Valmont Industries, Inc.		9,891	3,631,184
			32,214,699

Consumer Finance - 1.3%
Enova International, Inc. (a)		12,834	1,556,764
EZCORP, Inc. - Class A (a)		39,070	651,297
FirstCash Holdings, Inc.		25,590	3,768,639
PROG Holdings, Inc.		18,098	637,774
World Acceptance Corp. (a)		3,251	557,319
			7,171,793

Consumer Staples Distribution & Retail - 4.2%
Casey's General Stores, Inc.		18,654	9,224,776
Sprouts Farmers Market, Inc. (a)		41,653	5,853,913
US Foods Holding Corp. (a)		105,447	8,182,687
			23,261,376

Containers & Packaging - 1.2%
AptarGroup, Inc.		9,580	1,334,207
Crown Holdings, Inc.		44,470	4,419,428
Greif, Inc. - Class A		12,631	824,931
			6,578,566

Diversified Consumer Services - 3.4%
Adtalem Global Education, Inc. (a)		17,728	2,321,482
Duolingo, Inc. (a)		14,732	4,388,073
Frontdoor, Inc. (a)		36,474	2,215,795
Graham Holdings Co. - Class B		2,439	2,648,876
Grand Canyon Education, Inc. (a)		14,429	2,908,454
Perdoceo Education Corp.		28,641	937,706
Service Corp. International		24,159	1,914,601
Strategic Education, Inc.		7,462	607,034
Stride, Inc. (a)		6,713	1,095,494
			19,037,515

Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc.		17,718	441,001

Electric Utilities - 0.3%
OGE Energy Corp.		37,767	1,686,674

Electrical Equipment - 2.1%
Acuity, Inc.		14,923	4,871,912
EnerSys		10,248	1,051,957
NEXTracker, Inc. - Class A (a)		85,613	5,758,330
			11,682,199

Electronic Equipment, Instruments & Components - 2.8%
Avnet, Inc.		10,024	547,010
Belden, Inc.		4,616	601,003
CTS Corp.		12,484	530,445
ePlus, Inc.		9,493	687,008
Flex Ltd. (a)		132,688	7,114,731
Itron, Inc. (a)		8,998	1,106,214
PC Connection, Inc.		8,083	519,010
Plexus Corp. (a)		9,432	1,292,278
Sanmina Corp. (a)		7,228	849,435
TTM Technologies, Inc. (a)		17,841	795,173
Vontier Corp.		33,132	1,421,694
			15,464,001

Energy Equipment & Services - 0.2%
Archrock, Inc.		22,184	549,276
Bristow Group, Inc. (a)		16,235	625,210
			1,174,486

Financial Services - 2.6%
Enact Holdings, Inc.		80,684	3,037,752
Essent Group Ltd.		55,147	3,459,923
Jackson Financial, Inc. - Class A		10,532	1,040,562
MGIC Investment Corp.		127,949	3,560,821
NMI Holdings, Inc. - Class A (a)		42,852	1,686,226
Radian Group, Inc.		45,990	1,604,131
			14,389,415

Food Products - 2.6%
Cal-Maine Foods, Inc.		28,373	3,281,054
Darling Ingredients, Inc. (a)		48,721	1,654,565
Fresh Del Monte Produce, Inc.		16,274	590,421
Ingredion, Inc.		32,292	4,183,106
Pilgrim's Pride Corp.		84,228	3,743,934
Post Holdings, Inc. (a)		9,892	1,119,280
			14,572,360

Gas Utilities - 0.4%
National Fuel Gas Co.		8,982	779,098
New Jersey Resources Corp.		19,665	929,958
UGI Corp.		15,123	523,861
			2,232,917

Ground Transportation - 0.2%
ArcBest Corp.		6,612	487,701
Ryder System, Inc.		4,134	775,208
			1,262,909

Health Care Equipment & Supplies - 0.1%
Omnicell, Inc. (a)		18,088	589,488

Health Care Providers & Services - 4.3%
Addus HomeCare Corp. (a)		4,679	538,880
Chemed Corp.		3,004	1,375,682
CorVel Corp. (a)		5,167	460,121
Encompass Health Corp.		54,379	6,621,187
Ensign Group, Inc.		3,509	602,776
HealthEquity, Inc. (a)		5,169	461,747
National HealthCare Corp.		6,524	740,344
Option Care Health, Inc. (a)		63,876	1,831,964
Pediatrix Medical Group, Inc. (a)		37,187	639,988
Premier, Inc. - Class A		24,378	631,390
Privia Health Group, Inc. (a)		23,419	539,574
Progyny, Inc. (a)		27,947	661,505
Select Medical Holdings Corp.		35,676	464,145
Tenet Healthcare Corp. (a)		45,932	8,466,646
			24,035,949

Health Care Technology - 0.4%
Doximity, Inc. - Class A (a)		23,401	1,589,864
HealthStream, Inc.		19,370	543,909
			2,133,773

Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp.		29,208	2,507,799
Brinker International, Inc. (a)		20,369	3,177,157
Monarch Casino & Resort, Inc.		8,982	937,092
Texas Roadhouse, Inc.		27,991	4,829,847
			11,451,895

Household Durables - 2.9%
Cavco Industries, Inc. (a)		2,196	1,164,956
Green Brick Partners, Inc. (a)		21,277	1,485,986
KB Home		9,650	613,257
M/I Homes, Inc. (a)		10,030	1,477,018
Meritage Homes Corp.		7,595	590,056
Taylor Morrison Home Corp. (a)		51,772	3,487,880
Toll Brothers, Inc.		30,216	4,200,024
TopBuild Corp. (a)		2,896	1,218,521
Tri Pointe Homes, Inc. (a)		44,550	1,573,951
			15,811,649

Household Products - 0.1%
Central Garden & Pet Co. - Class A (a)		22,955	758,204

Insurance - 3.8%
Genworth Financial, Inc. (a)		204,515	1,752,694
Hanover Insurance Group, Inc.		8,331	1,445,262
HCI Group, Inc.		5,837	973,086
Horace Mann Educators Corp.		20,613	947,786
Old Republic International Corp.		132,164	5,282,595
Palomar Holdings, Inc. (a)		12,721	1,564,937
Safety Insurance Group, Inc.		6,730	498,087
Selective Insurance Group, Inc.		18,205	1,424,177
United Fire Group, Inc.		18,639	572,963
Unum Group		91,263	6,375,633
			20,837,220

Interactive Media & Services - 0.2%
Cargurus, Inc. (a)		17,603	609,064
Yelp, Inc. (a)		15,462	488,908
			1,097,972

Leisure Products - 0.6%
Mattel, Inc. (a)		138,932	2,542,456
Sturm Ruger & Co., Inc.		14,845	514,676
			3,057,132

Machinery - 5.8%
Alamo Group, Inc.		4,963	1,049,476
Astec Industries, Inc.		12,863	595,428
Crane Co.		22,756	4,216,687
ESCO Technologies, Inc.		9,406	1,889,760
Franklin Electric Co., Inc.		7,940	777,008
Graco, Inc.		28,379	2,423,283
ITT, Inc.		23,013	3,917,963
Lindsay Corp.		3,686	505,830
Mueller Industries, Inc.		55,793	5,352,780
Oshkosh Corp.		23,376	3,257,913
Proto Labs, Inc. (a)		13,401	667,504
SPX Technologies, Inc. (a)		12,576	2,353,095
Toro Co.		10,662	864,262
Watts Water Technologies, Inc. - Class A		15,383	4,259,553
			32,130,542

Marine Transportation - 0.4%
Kirby Corp. (a)		13,863	1,347,484
Matson, Inc.		9,111	947,999
			2,295,483

Media - 1.4%
DoubleVerify Holdings, Inc. (a)		35,547	578,350
John Wiley & Sons, Inc. - Class A		12,095	490,815
New York Times Co. - Class A		74,468	4,456,165
Nexstar Media Group, Inc.		8,084	1,653,420
TEGNA, Inc.		38,873	824,108
			8,002,858

Metals & Mining - 2.1%
Commercial Metals Co.		10,980	633,216
Reliance, Inc.		22,469	6,643,184
Royal Gold, Inc.		18,034	3,238,546
SunCoke Energy, Inc.		64,679	499,322
Worthington Steel, Inc.		17,926	596,936
			11,611,204

Multi-Utilities - 0.4%
Avista Corp.		26,593	971,708
Black Hills Corp.		20,161	1,205,830
			2,177,538

Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream Corp.		186,540	3,318,547
Antero Resources Corp. (a)		104,252	3,327,724
California Resources Corp.		35,635	1,770,347
Chord Energy Corp.		22,050	2,423,074
Dorian LPG Ltd.		22,058	705,415
DT Midstream, Inc.		19,406	2,021,717
International Seaways, Inc.		14,707	667,992
Matador Resources Co.		11,122	560,104
Ovintiv, Inc.		51,620	2,174,234
Permian Resources Corp.		84,664	1,209,849
Range Resources Corp.		34,589	1,185,365
Talos Energy, Inc. (a)		64,330	635,580
			19,999,948

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.		17,012	1,618,011
Sylvamo Corp.		10,519	485,242
			2,103,253

Passenger Airlines - 0.7%
Alaska Air Group, Inc. (a)		10,952	687,566
SkyWest, Inc. (a)		20,670	2,509,338
Sun Country Airlines Holdings, Inc. (a)		45,259	599,682
			3,796,586

Personal Care Products - 0.2%
Interparfums, Inc.		4,035	463,783
USANA Health Sciences, Inc. (a)		16,977	541,736
			1,005,519

Pharmaceuticals - 0.8%
Collegium Pharmaceutical, Inc. (a)		17,870	693,356
Harmony Biosciences Holdings, Inc. (a)		22,260	821,171
Jazz Pharmaceuticals PLC (a)		5,687	726,514
Phibro Animal Health Corp. - Class A		20,945	776,431
Prestige Consumer Healthcare, Inc. (a)		6,669	453,759
Supernus Pharmaceuticals, Inc. (a)		16,822	759,009
			4,230,240

Professional Services - 1.8%
CACI International, Inc. - Class A (a)		3,836	1,840,206
CSG Systems International, Inc.		11,228	720,388
Genpact Ltd.		57,586	2,610,949
Heidrick & Struggles International, Inc.		11,648	591,835
Korn Ferry		23,348	1,731,021
Maximus, Inc.		25,942	2,280,821
			9,775,220

Real Estate - 5.8%
Alexander & Baldwin, Inc.		31,443	608,108
American Assets Trust, Inc.		26,995	564,196
Brixmor Property Group, Inc.		103,059	2,884,621
CareTrust REIT, Inc.		81,642	2,809,301
COPT Defense Properties		22,357	643,434
Cousins Properties, Inc.		41,151	1,213,543
CubeSmart		50,963	2,085,406
EPR Properties		9,526	516,786
Equity LifeStyle Properties, Inc.		17,766	1,071,112
First Industrial Realty Trust, Inc.		22,140	1,164,564
Gaming and Leisure Properties, Inc.		72,626	3,486,774
Highwoods Properties, Inc.		17,089	538,816
LTC Properties, Inc.		15,335	559,728
NNN REIT, Inc.		67,276	2,886,813
Omega Healthcare Investors, Inc.		127,727	5,437,338
Ryman Hospitality Properties, Inc.		5,339	527,440
Sabra Health Care REIT, Inc.		48,566	928,096
Saul Centers, Inc.		15,561	531,719
Universal Health Realty Income Trust		13,227	536,884
Whitestone REIT		42,766	562,801
WP Carey, Inc.		35,477	2,380,507
			31,937,987

Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc. (a)		13,206	4,035,357
St Joe Co.		11,077	558,946
			4,594,303

Semiconductors & Semiconductor Equipment - 1.3%
Amkor Technology, Inc.		25,465	615,998
Axcelis Technologies, Inc. (a)		7,717	617,669
Cirrus Logic, Inc. (a)		13,057	1,490,979
Diodes, Inc. (a)		9,975	542,989
Onto Innovation, Inc. (a)		5,400	572,400
Photronics, Inc. (a)		28,193	639,135
Power Integrations, Inc.		9,517	429,217
Qorvo, Inc. (a)		6,285	570,049
Rambus, Inc. (a)		18,833	1,389,310
Universal Display Corp.		3,467	480,492
			7,348,238

Software - 2.9%
A10 Networks, Inc.		27,980	495,526
ACI Worldwide, Inc. (a)		25,877	1,277,030
Adeia, Inc.		37,858	569,384
Clear Secure, Inc. - Class A		19,520	708,771
Dolby Laboratories, Inc. - Class A		7,136	511,508
Dropbox, Inc. - Class A (a)		19,194	557,778
Dynatrace, Inc. (a)		81,058	4,101,535
Guidewire Software, Inc. (a)		28,633	6,213,934
InterDigital, Inc.		2,441	663,244
LiveRamp Holdings, Inc. (a)		17,144	478,660
Progress Software Corp.		9,345	432,580
			16,009,950

Specialty Retail - 4.1%
Abercrombie & Fitch Co. - Class A (a)		6,149	575,116
AutoNation, Inc. (a)		12,543	2,747,920
Buckle, Inc.		21,020	1,189,522
Chewy, Inc. - Class A (a)		141,750	5,806,080
Five Below, Inc. (a)		20,852	3,025,625
Gap, Inc.		83,177	1,830,726
Group 1 Automotive, Inc.		3,320	1,543,070
Lithia Motors, Inc.		4,371	1,471,628
National Vision Holdings, Inc. (a)		22,332	512,296
Sally Beauty Holdings, Inc. (a)		55,358	767,262
Upbound Group, Inc.		20,838	529,494
Urban Outfitters, Inc. (a)		39,662	2,660,527
			22,659,266

Textiles, Apparel & Luxury Goods - 0.1%
G-III Apparel Group Ltd. (a)		23,266	628,182

Tobacco - 0.1%
Universal Corp.		12,738	712,691

Trading Companies & Distributors - 0.1%
DNOW, Inc. (a)		40,249	643,984

Water Utilities - 0.6%
American States Water Co.		10,237	762,964
Essential Utilities, Inc.		63,783	2,520,066
			3,283,030

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.		15,006	601,591
TOTAL COMMON STOCKS (Cost $508,675,739)			550,813,426

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%		Shares	Value
First American Government Obligations Fund - Class X, 4.22% (b)		3,072,569	3,072,569
TOTAL MONEY MARKET FUNDS (Cost $3,072,569)			3,072,569

TOTAL INVESTMENTS - 100.0% (Cost $511,748,308)			553,885,995
Other Assets in Excess of Liabilities - 0.0% (c)			263,446
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$554,149,441
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$550,813,426	$–	$–	$550,813,426
Money Market Funds	3,072,569	–	–	3,072,569
Total Investments	$553,885,995	$–	$–	$553,885,995

Refer to the Schedule of Investments for further disaggregation of investment categories.